Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Dates
30-Jun-2024
Actual/360 Days
28
30/360 Days
30
15-Jul-2024
15-Jul-2024
Collection Period No.
49
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jun-2024
11-Jul-2024
12-Jul-2024
15-Jul-2024
17-Jun-2024
15-Jun-2024
Summary
Beginning
Balance
0.00
0.00
0.00
30,392,404.99
Principal
Payment
0.00
0.00
0.00
5,286,697.52
Ending
Balance
0.00
0.00
0.00
25,105,707.47
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
66.067202
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.000000
0.313743
30,392,404.99
25,105,707.47
5,286,697.52
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
57,603,552.06
1,241,865.80
58,845,417.86
27,211,147.07
52,316,854.54
1,077,734.69
53,394,589.23
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest Payment
0.00
0.00
0.00
19,501.79
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.243711
Interest & Principal
Payment
0.00
0.00
0.00
5,306,199.31
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
66.310914
$5,306,199.31
T
otal
$19,501.79

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
5,705,410.56
0.00
5,705,410.56
5,412,681.34
189,542.26
14,716.59
42,726.16
0.00
0.00
45,744.21
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
49,037.85
0.00
0.00
19,501.79
0.00
0.00
5,286,697.52
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
5,705,410.56
350,173.40
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
49,037.85
0.00
0.00
0.00
49,037.85
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
19,501.79
0.00
0.00
0.00
19,501.79
0.00
0.00
0.00
0.00
0.00
19,501.79
0.00
0.00
0.00
19,501.79
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
19,501.79
19,501.79
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
5,286,697.52
0.00
0.00
0.00
5,286,697.52
Aggregate Principal Distributabl
e
Amount
5,286,697.52
5,286,697.52
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
22,307.36
23,436.85
45,744.21
5,442,229.41
0.00
22,307.36
22,307.36
0.00
Notice to Investors
Mercedes-Benz Financial Services USA LLC, as Servicer has elected to exercise its option under Section 8.01 of the Sales and Servicin
g
Agreement to purchase the Trust Estate
(other than th
e
Accounts) immediately after giving effect to the monthly payment of principal and interest on July
15, 2024 (the "Redemption Date") and has deposited
$25,105,707.47 into the Note Paymen
t
Account to redeem the balance of th
e
ABS Notes. Therefore, pursuant to Section 10.01 of the Indenture, the Notes will be redeemed on the
Redemption Date.

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Pool Statistics
Pool Data
4.10%
14.06
56.44
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
58,845,417.86
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
53,394,589.23
6,973
7,344
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
4,395,031.65
1,017,649.69
0.00
38,147.29
Pool Factor
4.75%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
6,973
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.51%
1.08%
0.19%
0.23%
100.00%
52,598,645.62
575,109.49
98,943.59
121,890.53
53,394,589.23
6,907
47
11
8
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.414%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
5,129.47
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
(0.499%)
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,421,108.34
(17,595.45)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
3
472
Losses
(1)
Amount
38,147.29
14,277.50
41,465.24
Number of Receivables
Number of Receivables
Amount
11,788,519.45
4,608,259.59
4,759,151.52
Current
Cumulative
0.215%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.376%)
0.259%
(2.466%)
0.589%